AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 28.3%
IT Services – 3.1%
Mastercard, Inc. - Class A	12,800	$4,431,744
Paychex, Inc.	83,550	9,563,969
Western Union Co. (The) - Class W(a)	154,010	3,332,776

		17,328,489

Semiconductors & Semiconductor Equipment – 4.0%
Broadcom, Inc.	20,440	10,162,973
NVIDIA Corp.	17,560	3,930,806
Texas Instruments, Inc.	42,240	8,064,038

		22,157,817

Software – 13.1%
Citrix Systems, Inc.	25,300	2,602,611
Microsoft Corp.	167,530	50,573,956
NortonLifeLock, Inc.	292,030	7,756,317
Oracle Corp.	131,330	11,705,443

		72,638,327

Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	209,650	31,831,159
Seagate Technology Holdings PLC(a)	50,020	4,381,252
Western Digital Corp.(b)	142,410	9,000,312

		45,212,723

		157,337,356

Health Care – 14.2%
Health Care Equipment & Supplies – 4.4%
Medtronic PLC	157,950	21,083,166
Zimmer Biomet Holdings, Inc.	23,660	3,559,647

		24,642,813

Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	23,330	9,711,579

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	11,650	6,465,167

Pharmaceuticals – 6.8%
Johnson & Johnson	31,940	5,529,772
Pfizer, Inc.	196,010	9,030,181
Roche Holding AG (Sponsored ADR)	388,680	19,519,510
Sanofi (ADR)	75,540	3,911,461

		37,990,924

		78,810,483

Financials – 13.0%
Banks – 4.1%
Wells Fargo & Co.	502,150	22,948,255

Capital Markets – 3.9%
Ameriprise Financial, Inc.	22,220	6,064,060
Morgan Stanley	111,990	11,695,116
T. Rowe Price Group, Inc.	18,400	4,119,208

		21,878,384

Company	Shares	U.S. $ Value

Consumer Finance – 0.8%
Synchrony Financial	86,120	$4,284,470

Insurance – 4.2%
Everest Re Group Ltd.	25,680	6,802,632
MetLife, Inc.	264,890	16,423,180

		23,225,812

		72,336,921

Consumer Discretionary – 8.9%
Auto Components – 1.4%
Magna International, Inc. - Class A (United States)(a)	94,740	7,475,934

Automobiles – 0.5%
Stellantis NV(a)	142,620	2,855,252

Hotels, Restaurants & Leisure – 0.7%
Restaurant Brands International, Inc.(a)	60,270	3,869,937

Household Durables – 1.0%
PulteGroup, Inc.	101,990	5,493,181

Internet & Direct Marketing Retail – 3.1%
eBay, Inc.	223,330	17,138,344

Specialty Retail – 1.7%
Best Buy Co., Inc.(a)	24,280	2,828,863
Home Depot, Inc. (The)	8,190	2,671,414
Williams-Sonoma, Inc.(a)	22,090	4,124,203

		9,624,480

Textiles, Apparel & Luxury Goods – 0.5%
Ralph Lauren Corp.	24,670	2,864,927

		49,322,055

Consumer Staples – 8.3%
Beverages – 4.5%
Coca-Cola Co. (The)	249,940	14,074,121
Molson Coors Beverage Co. - Class B(a)	133,080	6,325,292
PepsiCo, Inc.	28,420	4,444,604

		24,844,017

Food & Staples Retailing – 2.5%
Walmart, Inc.	94,820	14,042,842

Food Products – 0.9%
General Mills, Inc.	86,290	4,988,425

Household Products – 0.4%
Procter & Gamble Co. (The)	16,830	2,396,424

		46,271,708

Company	Shares	U.S. $ Value

Industrials – 8.2%
Aerospace & Defense – 3.6%
L3Harris Technologies, Inc.	29,990	$6,987,970
Lockheed Martin Corp.	24,460	8,800,708
Northrop Grumman Corp.(a)	11,310	4,158,687

		19,947,365

Electrical Equipment – 0.7%
Eaton Corp. PLC	24,680	4,155,125

Industrial Conglomerates – 0.4%
General Electric Co.	22,376	2,358,654

Professional Services – 1.3%
Robert Half International, Inc.	67,230	6,951,582

Road & Rail – 1.0%
CSX Corp.	170,750	5,554,498

Trading Companies & Distributors – 1.2%
WW Grainger, Inc.	15,850	6,874,145

		45,841,369

Communication Services – 6.0%
Diversified Telecommunication Services – 6.0%
Comcast Corp. - Class A	279,890	16,983,725
Deutsche Telekom AG (Sponsored ADR)	251,360	5,348,941
Verizon Communications, Inc.	197,180	10,844,900

		33,177,566

Utilities – 3.9%
Electric Utilities – 3.5%
Alliant Energy Corp.	66,860	4,064,420
American Electric Power Co., Inc.	141,660	12,688,486
NextEra Energy, Inc.	30,720	2,580,173

		19,333,079

Multi-Utilities – 0.4%
Dominion Energy, Inc.	28,300	2,202,872

		21,535,951

Real Estate – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Campus Communities, Inc.	58,300	2,964,555
Cousins Properties, Inc.	143,530	5,534,517
CubeSmart	71,660	3,833,810
Physicians Realty Trust	138,610	2,565,671
Sun Communities, Inc.	20,960	4,223,230

		19,121,783

Materials – 2.6%
Chemicals – 2.1%
LyondellBasell Industries NV - Class A	116,000	11,640,600

Metals & Mining – 0.5%
Reliance Steel & Aluminum Co.	18,276	2,742,131

		14,382,731

Company	Shares	U.S. $ Value

Energy – 2.4%
Energy Equipment & Services – 0.5%
Baker Hughes Co. - Class A	129,320	$2,945,910

Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	64,720	6,262,954
Valero Energy Corp.	67,280	4,461,337

		10,724,291

		13,670,201

Total Common Stocks (cost $381,749,356)		551,808,124

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $3,707,931)	3,707,931	3,707,931

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $385,457,287)		555,516,055

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $32,625)	32,625	32,625

Total Investments – 99.8% (cost $385,489,912)(f)		555,548,680
Other assets less liabilities – 0.2%		847,418

Net Assets – 100.0%		$556,396,098

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $174,365,191 and gross unrealized depreciation of investments was $(4,306,423), resulting in net unrealized appreciation of $170,058,768.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund, Inc.

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$551,808,124	$—	$—	$551,808,124
Short-Term Investments	3,707,931	—	—	3,707,931
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	32,625	—	—	32,625

Total Investments in Securities	555,548,680	—	—	555,548,680
Other Financial Instruments(b)	—	—	—	—

Total	$555,548,680	$—	$—	$555,548,680

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,291	$110,348	$107,859	$3,708	$0	**
Government Money Market Portfolio*	0	20,468	20,435	33	0	**
Total	$1,219	$130,816	$128,294	$3,741	$0	**

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.